PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Contingent liabilities
Schedule of provisions in an amount sufficient to cover losses considered probable and for which a reliable estimate can be made

	12/31/2021	12/31/2020
Current
Civil	2,262,622	1,719,597
Labor	5,027	2,965
	2,267,649	1,722,562
Non-current
Civil	28,338,928	21,775,547
Labor	2,233,654	2,079,618
Tax	569,640	252,913
	31,142,222	24,108,078
Total	33,409,871	25,830,640

Schedule of provisions during the year

Balance as of December 31, 2020	25,830,640
Establishment of provisions	15,709,822
Reversal of provisions	(2,677,253)
Monetary correction	578,306
Judicial deposits	196,966
Payments	(6,228,610)
Balance as of December 31, 2021	33,409,871

Compulsory Loan
Contingent liabilities
Schedule of possible losses from lawsuits

	12/31/2021	12/31/2020
Main	6,403,710	5,860,592
Correction interest paid	47,316	—
Compensatory interest	4,748,235	1,875,942
Default interest	13,116,760	9,444,919
Fees	747,994	—
Other funds	646,213	271,716
Total	25,710,228	17,453,169

Provisions for Contingencies
Contingent liabilities
Schedule of possible losses from lawsuits

	12/31/2021	12/31/2020
Civil	46,513,692	34,839,649
Labor	3,473,210	4,500,051
Tax	8,755,786	8,818,294
	58,742,688	48,157,994